Significant accounting judgments, estimates, and assumptions (Details) - cashGeneratingUnit	Mar. 31, 2024	Apr. 02, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of cash generating units that contribute to cash flows	11	10